UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2023

Date of reporting period:	2/28/2023

Item 1 – Reports to Stockholders

PGIM MUNI HIGH INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Muni High Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Muni High Income Fund

April 14, 2023

PGIM Muni High Income Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/28/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-1.26	-12.89	0.50	2.09	—

Class C	-1.65	-11.55	0.39	1.65	—

Class Z	-1.15	-9.78	1.39	2.66	—

Class R6	-1.10	-9.69	1.48	N/A	1.60 (06/27/2017)

Bloomberg Municipal Bond Index

	0.66	-5.10	1.66	2.11	—

Bloomberg Municipal High Yield Bond Index

	-1.77	-9.35	3.05	3.48	—

Bloomberg Municipal Bond Index (50%)/Bloomberg Municipal High Yield Bond Index (50%)

	-0.55	-7.23	2.38	2.82	—

Average Annual Total Returns as of 2/28/23 Since Inception (%)

					Class R6 (06/27/2017)

Bloomberg Municipal Bond Index					1.52

Bloomberg Municipal High Yield Bond Index					3.13

Bloomberg Municipal Bond Index (50%)/Bloomberg Municipal High Yield Bond Index (50%)					2.35

*Not annualized

Since Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price.	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $ 500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Municipal Bond Index—The Bloomberg Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Municipal High Yield Bond Index—The Bloomberg Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed.

Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Municipal Bond Index (50%) and the Bloomberg Municipal High Yield Bond Index (50%).

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Muni High Income Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	2.7

AA	13.1

A	28.6

BBB	19.7

BB	8.9

B	0.8

Not Rated	26.1

Cash/Cash Equivalents	0.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0 (%)	40.8 (%)		37.0 (%)	40.8 (%)

Class A	0.16	3.66	5.81	6.18	3.63	5.76	6.13

Class C	0.12	2.97	4.71	5.02	2.93	4.65	4.95

Class Z	0.17	4.03	6.40	6.81	3.98	6.32	6.72

Class R6	0.17	4.12	6.54	6.96	4.03	6.40	6.81

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. The taxable equivalent yields presented in the table use the highest marginal federal individual income tax rate (37.0%) and the highest marginal federal individual income tax rate plus the 3.8% net investment income tax (40.8%).

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Muni High Income Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Muni High Income Fund		Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 987.40	0.83%	$4.09

	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Class C	Actual	$1,000.00	$ 983.50	1.63%	$8.02

	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

Class Z	Actual	$1,000.00	$ 988.50	0.59%	$2.91

	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

Class R6	Actual	$1,000.00	$ 989.00	0.50%	$2.47

	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM Muni High Income Fund

Schedule of Investments (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.7%

MUNICIPAL BONDS 96.8%

Alabama 1.8%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$2,943,945
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,096,430
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,195,121
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	999,532
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	510,541
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	512,086

				12,257,655

Alaska 0.8%

Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,897,461
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,727,343
Sr. Series B-2, Class 2, Rfdg., CABS	3.400(t)	06/01/66	1,000	114,539

				5,739,343

Arizona 4.9%

Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	947,508
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,201,496
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,928,396
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,490,344
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	514,031
Glendale Indl. Dev. Auth. Rev.,
Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,310,150
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Commercial Metals Co. Proj., AMT, 144A	4.000	10/15/47	3,500	2,894,816
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	1,925,360
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,003,635
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	918,255
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	913,473

See Notes to Financial Statements.

PGIM Muni High Income Fund    9

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Phoenix City Indl. Dev. Auth. Rev., (cont’d.)
Grt. Hearts Academies Proj.	5.000%	07/01/44	2,250	$2,256,622
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,000,030
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	4,890	5,089,480
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	7,000	7,091,238
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	856,093
Friendship Vlg., Series B	4.000	12/01/56	1,000	664,163

				34,005,090

California 5.0%

California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	3,850	3,825,584
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	859,061
Sub. Series B-1, Rfdg.	5.000	06/01/49	1,695	1,708,992
Sub. Series B-2, Rfdg., CABS	5.350(t)	06/01/55	3,000	489,442
California Infrast. & Econ. Dev. Bank Rev.,
Sr. Bonds, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	600	462,117
California Muni. Fin. Auth. Rev.,
Series A, 144A	5.500	06/01/48	750	710,077
Spl. Tax, Cmnty. Facs. Dist. No. 2021-11	5.000	09/01/57	2,150	2,018,484
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	2,750	660,000
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	751,348
KIPP LA Proj., Series A, 144A	5.000	07/01/45	650	651,188
KIPP LA Proj., Series A, 144A	5.000	07/01/47	820	820,831
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	627,218
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,446,088
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,039,074
Freddie Mac Multifamily Variable Rate Certificate Rev., Sustainability Bonds, Series ML-13, Class X	0.953(cc)	07/25/36	34,186	2,005,538
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	1,000	1,004,912

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Irvine Unified Sch. Dist.,
Spl. Tax, Series A	4.000%	09/01/44	1,000	$868,695
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	728	729,211
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,830	3,972,610
Series A	5.500	11/15/37	685	728,081
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,488,637
Series A	7.000	11/01/34	1,650	2,062,317
North. California Tob. Secur. Auth. Rev.,
Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	1.838(t)	06/01/60	3,500	536,401
Sacramento,
Spl. Tax	4.000	09/01/46	750	624,011
Spl. Tax	4.000	09/01/50	1,000	806,305
San Diego Cnty. Regl. Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/51	1,500	1,541,133
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	645	649,302
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	5.625(t)	06/01/54	3,000	533,077

				34,619,734

Colorado 4.0%

Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,279,176
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	952,999
Rfdg.	5.000	11/01/44	885	850,791
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	1,594,375
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,259,764
Impt. Bonds, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	745,063
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	2,000	1,871,885
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/47	1,225	1,281,331
Series A, Rfdg., AMT	5.500	11/15/40	5,250	5,866,226
Series D, AMT, Rfdg.	5.750	11/15/35	2,000	2,334,505

See Notes to Financial Statements.

PGIM Muni High Income Fund    11

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000%	12/01/42	350	$334,108
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	774,863
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,531,815
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	922,648
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	4,045	4,825,612
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	337,328
Sterling Ranch Cmnty. Auth. Brd. Rev., Series A, Rfdg.	4.250	12/01/50	1,000	760,921

				27,523,410

Connecticut 0.3%

Harbor Point Infrast. Impt. Dist.,
Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	1,967,223

Delaware 0.3%

Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	638,341
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	914,951
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	497,567

				2,050,859

District of Columbia 2.7%

Dist. of Columbia Rev.,
Dist. of Columbia Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,013,642
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	857,442
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	731,352
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,260,282
KIPP DC Proj.	4.000	07/01/49	4,000	3,219,768
Rfdg.	5.000	06/01/40	1,500	1,498,550

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia (cont’d.)

Dist. of Columbia Rev., (cont’d.)
Rfdg.	5.000%	06/01/55	1,500	$1,413,903
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	1,790,611
Metropolitan Washington D.C. Arpts. Auth. Avtn. Sys. Rev.,
Series A, Rfdg., AMT	5.000	10/01/29	4,000	4,324,613
Metropolitan Washington D.C. Arpts. Auth. Sys. Rev., Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	1,765,591

				18,875,754

Florida 9.4%

Broward Cnty. Arpt. Sys. Rev., Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,517,279
Broward Cnty. Port Facs. Rev., Sr. Bonds, Series B, AMT	4.000	09/01/49	2,000	1,744,756
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,360	1,360,632
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	881,328
WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	383,960
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,318,092
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,020,488
Cnty. of Miami-Dade FL Avtn. Rev., Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,015,883
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,874,008
Mater Academy Proj., Series A	5.000	06/15/55	1,000	907,744
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,598,601
River City Science Academy Proj., Series A	4.000	07/01/45	565	459,811
River City Science Academy Proj., Series A	4.000	07/01/55	2,460	1,853,849
Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	4,821,277
Grtr. Orlando Avtn. Auth. Rev., Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,043,948
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,701,357
Indigo Cmnty. Dev. Dist., Spl. Assmt.^	5.750	05/01/36(d)	820	751,222

See Notes to Financial Statements.

PGIM Muni High Income Fund    13

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000%	11/01/45	1,000	$883,247
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	936,401
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	499,566
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	980,349
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	996,403
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	590,180
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	765,768
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	150	148,210
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,200	1,114,658
Midtown Miami Cmnty. Dev. Dist.,
Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,939,216
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp.	4.000	10/01/52	2,000	1,789,581
Orlando Hlth. Oblig. Grp., Series A	4.000	10/01/49	3,450	3,123,244
Orlando Hlth. Oblig. Grp., Series A	5.000	10/01/53	2,000	2,070,609
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.(hh)	4.000	08/01/47	5,000	4,048,659
Osceola Cnty. Trans. Rev.,
Series A-1, Rfdg.	4.000	10/01/54	1,500	1,208,932
Series A-2, Rfdg., CABS	3.660(t)	10/01/54	1,000	157,239
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	514,885
Pompano Beach Rev.,
John Knox Vlg. Proj., Entrance Fee, Series B-2	1.450	01/01/27	2,000	1,760,922
South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,130,464
St. Johns Cnty. Indl. Dev. Auth. Rev.,
Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,100,580
Tallahassee Hlth. Facs. Mem. Rev.,
Tallahassee Mem. Hlth., Inc., Series A	5.000	12/01/55	1,430	1,424,172
Vlg. CDD No. 07,
Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,705	1,595,667
Vlg. CDD No. 10,
Spl. Assmt., Fla.	6.000	05/01/44	700	701,672
Vlg. CDD No. 11,
Spl. Assmt., Fla.	4.500	05/01/45	1,260	1,106,833

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Vlg. CDD No. 12,
Spl. Assmt., Fla.	4.250%	05/01/43	2,675	$2,294,610
Vlg. CDD No. 13,
Spl. Assmt., Fla.	3.550	05/01/39	485	384,913
Spl. Assmt., Fla.	3.700	05/01/50	970	709,205
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,185	816,787

				65,047,207

Georgia 1.2%

Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,770,417
Main Street Natural Gas, Inc. Rev., Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	1,995,819
Muni. Elec. Auth. of Georgia Rev., Plant Vogtle Units 3 & 4 Proj. J Bonds, Series A, AGM	5.000	07/01/48	2,000	2,075,215
Priv. Clgs. & Univs. Auth. Rev.,
Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	1,500	1,530,127
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	908,161

				8,279,739

Hawaii 0.4%

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,517,807

Illinois 14.4%

Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	972,722
Series A, GO, 144A	7.000	12/01/46	1,500	1,619,445
Series A, GO, Rfdg.	4.000	12/01/27	500	494,273
Series A, GO, Rfdg.	5.000	12/01/35	500	503,826
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,575,183
Series C, GO	5.250	12/01/35	1,015	1,021,873
Series D, GO	5.000	12/01/46	2,470	2,341,339
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,184,591
Series H, GO	5.000	12/01/46	2,390	2,272,363

See Notes to Financial Statements.

PGIM Muni High Income Fund    15

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Chicago Brd. of Ed. Rev., Spl. Tax	6.000%	04/01/46	1,500	$1,544,230
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,675,236
Series C, Rfdg., AMT	4.375	01/01/40	2,000	1,952,145
Sr. Lien, Series A, AMT, AGM	5.500	01/01/53	2,000	2,061,205
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	951,553
Chicago Trans. Auth. Rev.,
Series A, Rfdg.	4.000	12/01/50	1,000	867,969
Chicago Wstewtr. Transmn. Rev., 2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,415,046
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/27	1,525	1,560,218
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,554,738
Series A, GO, Rfdg.	5.000	01/01/33	5,000	5,203,879
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,059,876
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,622,433
Series B, Exchange, GO, Rfdg.	4.000	01/01/37	1,461	1,326,201
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,016,474
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,502,950
Illinois Edl. Facs. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,094,308
Illinois Fin. Auth. Rev.,
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	914,026
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,835	3,041,341
Plymouth Place, Inc., Temps 40, Series B-3	4.750	11/15/27	1,000	1,000,768
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,411
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	275,897
Presence Hlth. Netw., Series C, Unrefunded, Rfdg.	4.000	02/15/41	5,725	5,554,515
The Carle Fndtn., Series A, Rfdg.	3.000	08/15/48	3,580	2,606,556
Illinois St.,
GO	4.000	06/01/36	3,000	2,848,791
GO	5.000	04/01/31	2,000	2,013,621
GO	5.000	01/01/32	1,385	1,420,925
GO	5.000	05/01/33	950	961,141
GO	5.000	05/01/36	2,000	2,014,434
GO	5.000	02/01/39	2,215	2,225,036
GO	5.000	05/01/39	2,000	2,011,210

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois St., (cont’d.)
GO	5.250%	07/01/31	1,000	$1,002,579
GO	5.500	05/01/30	1,500	1,640,727
GO	5.500	05/01/39	2,500	2,656,028
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	1,912,134
Series A, GO	5.000	12/01/39	2,500	2,549,980
Series A, GO, Rfdg.	5.000	10/01/28	1,250	1,313,613
Series C, GO	5.000	11/01/29	2,800	2,923,658
Series D, GO	5.000	11/01/26	1,500	1,542,034
Series D, GO	5.000	11/01/27	1,000	1,040,279
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,020,583
Series A	4.000	06/01/39	3,015	3,019,309
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,395,914

				100,309,586

Indiana 0.2%

Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	200	202,145
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,527,956

				1,730,101

Iowa 0.3%

Iowa Tob. Settlement Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/49	1,000	897,041
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	945	921,650

				1,818,691

Kansas 0.1%

Wyandotte Cnty.-Kansas City Unified Govt. Rev.,
Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	785	705,046

Kentucky 1.1%

Henderson Rev., Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	469,714

See Notes to Financial Statements.

PGIM Muni High Income Fund    17

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky (cont’d.)

Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000%(cc)	12/01/49	500	$496,260
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	6,700	6,553,472
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	500	494,253

				8,013,699

Louisiana 0.4%

Jefferson Parish Econ. Dev. & Port Dist. Rev.,
Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,820,877
Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,051,154

				2,872,031

Maryland 0.5%

Frederick Cnty.,
Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	1,000	845,419
Howard Cnty.,
Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,430,179
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev.,
Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,054,698

				3,330,296

Massachusetts 0.4%

Massachusetts Dev. Fin. Agcy. Rev.,
Boston Med. Ctr., Sustainability Bonds, Series G, Rfdg.	5.250	07/01/52	2,500	2,635,732

Michigan 0.6%

Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,698,555
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	605	605,833
Sr. Series B-2, Class 2, Rfdg., CABS	4.970(t)	06/01/65	2,000	179,398

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan (cont’d.)

Summit Academy Rev., Rfdg.^	6.250%	11/01/25	755	$369,950
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,500,992

				4,354,728

Minnesota 0.4%

Hugo Rev.,
Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,127,513
St. Paul Hsg. & Redev. Auth. Hosp. Rev.,
Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded date 11/15/25)(ee)	5.000	11/15/44	1,000	1,049,256
St. Paul Port Auth. Sol. Wste. Disp. Rev.,
Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	934,733

				3,111,502

Mississippi 0.6%

Mississippi Bus. Fin. Corp. Rev., Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,318,378
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	2,873,139

				4,191,517

Missouri 2.5%

Lees Summit,
Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,733,975
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,832,223
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	883,646
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	1,508,128
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/35	1,770	1,744,069
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	3,701,432
Poplar Bluff Regl. Trans. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,099,966
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. St. Louis Oblig. Grp., Series A	5.250	09/01/53	2,000	1,747,976

See Notes to Financial Statements.

PGIM Muni High Income Fund    19

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri (cont’d.)

St. Louis Cnty. Indl. Dev. Auth. Rev., (cont’d.)
Friendship Vlg. Sunset Hills, Series A	5.875%	09/01/43	1,000	$1,000,134
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	895,977

				17,147,526

Nevada 0.3%

Sparks Rev.,
Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	1,000	899,743
Tahoe-Douglas Visitors Auth. Rev., Stateline	5.000	07/01/45	1,000	975,764

				1,875,507

New Hampshire 0.3%

New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	763,706
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	1,490,383

				2,254,089

New Jersey 5.1%

New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	4,981,250
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	1,365	1,350,082
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,303,983
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,395,344
N. Star Academy Chrt. Sch., Newark	5.000	07/15/47	1,075	1,066,708
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	921,755
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,059,429
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,401,700
Series AAA (Pre-refunded date 12/15/26)(ee)	5.000	06/15/41	2,020	2,171,782
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	68,070
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	1,185	1,240,041
St. House Proj., Rmkt., Series B	5.000	06/15/43	1,000	1,029,006
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,709,843
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,499,785
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,083,036
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,021,142

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Healthcare Facs. Fing. Auth. Rev.,
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000%	07/01/43	1,500	$1,535,075
New Jersey Trans. Tr. Fd. Auth. Rev.,
Trans. Sys., Rfdg.	5.000	12/15/39	555	580,271
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,313,590
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,212,534
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,020,610
South Jersey Trans. Auth. Rev., Series A, Rfdg.	5.000	11/01/39	750	758,022
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/29	1,375	1,466,416

				35,189,474

New York 5.4%

Build NYC Resource Corp. Rev.,
Friends of Hellenic Classical Chrt. Sch. Inc., Series A, 144A	5.000	12/01/51	500	410,138
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,032,527
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,312,233
Social Bond, East Harlem Scholars Academy Chrt. Sch. Proj., 144A	5.750	06/01/52	1,250	1,250,459
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	0.002(t)	06/01/47	5,000	1,179,861
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	0.002(t)	06/01/50	4,000	401,701
Metropolitan Trans. Auth. Rev.,
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,000	3,023,446
Green Bond, Series D1	5.000	11/15/43	2,000	2,012,133
New York City Indl. Dev. Agcy. Rev.,
Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	910,612
New York Liberty Dev. Corp. Rev.,
Green Bonds, 4 World Trade Ctr. Proj., Series A, Rfdg.	3.000	11/15/51	1,000	687,799
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	518,783
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	3,475	3,221,829

See Notes to Financial Statements.

PGIM Muni High Income Fund    21

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York Trans. Dev. Corp. Rev., (cont’d.)
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000%	01/01/26	2,000	$2,034,475
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,030,520
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	2,485,464
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	860	881,281
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,005,989
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,939,080
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,486,723
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	3.700(t)	06/01/66	1,000	104,159
Tob. Settlement Asset Bkd. Sub. Bonds, Series B-1, Rfdg.	4.000	06/01/50	500	484,737
TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/41	4,875	4,940,719
Yonkers Econ. Dev. Corp. Rev.,
Chrt. Sch. Ed. Excellence Proj., Series A	5.000	10/15/49	1,285	1,153,516

				37,508,184

North Carolina 0.3%

North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	977,191
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	1,155	1,096,174

				2,073,365

Ohio 3.2%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,161,179
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	12,520	11,348,543
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	568,793
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,020,757
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,867,446
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,404,582

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500%	01/15/48	1,000	$905,714
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	982,302

				22,259,316

Oklahoma 1.5%

Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	229,795
OU Medicine Proj., Series B	5.250	08/15/43	5,960	5,420,323
OU Medicine Proj., Series B	5.250	08/15/48	1,730	1,515,265
OU Medicine Proj., Series B	5.500	08/15/57	2,950	2,585,638
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	980,286

				10,731,307

Oregon 0.6%

Port of Portland OR Arpt. Rev., Series 24B, AMT	5.000	07/01/47	3,860	3,927,008

Pennsylvania 2.0%

Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	943,771
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	706,836
Pennsylvania Econ. Dev. Auth. Rev.,
The Penndot Major Bridges Package One Proj., Series P3, AMT	6.000	06/30/61	3,000	3,250,812
Pennsylvania Tpke. Commn. Rev.,
Sub. Series A	5.500	12/01/42	1,500	1,568,197
Sub. Series A	5.500	12/01/46	1,740	1,814,515
Philadelphia Auth. for Indl. Dev. Rev., 1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,068,965
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,838,246
String Theory Chrt. Sch. Proj., Rfdg., 144A	5.000	06/15/50	1,000	923,210

				14,114,552

See Notes to Financial Statements.

PGIM Muni High Income Fund    23

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico 8.9%

Commonwealth of Puerto Rico,
Sub. Series CW NT Claims, CW GTY.	0.000%(cc)	11/01/43	16,027	$6,891,773
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	3.193(t)	07/01/24	808	756,669
Restructured, Series A, GO, CABS	4.379(t)	07/01/33	1,428	807,101
Restructured, Series A1, GO	4.000	07/01/33	1,109	988,597
Restructured, Series A1, GO	4.000	07/01/35	997	868,218
Restructured, Series A1, GO	4.000	07/01/37	856	722,571
Restructured, Series A1, GO	4.000	07/01/41	1,164	947,168
Restructured, Series A1, GO	4.000	07/01/46	1,210	950,804
Restructured, Series A1, GO	5.250	07/01/23	619	621,020
Restructured, Series A1, GO	5.375	07/01/25	1,236	1,252,930
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,262,233
Restructured, Series A1, GO	5.625	07/01/29	1,204	1,250,776
Restructured, Series A1, GO	5.750	07/01/31	5,881	6,173,288
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev., Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/35	5,000	4,967,975
Puerto Rico Hwy. & Trans. Auth. Rev.,
Restructured, Series A	5.000	07/01/62	2,585	2,387,944
Restructured, Series C, CABS	0.000(cc)	07/01/53	5,000	2,768,058
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.750	07/01/53	8,251	7,397,722
Restructured, Series A-1	5.000	07/01/58	3,000	2,772,698
Restructured, Series A-2	4.329	07/01/40	10,729	9,767,112
Restructured, Series A-1, CABS	5.089(t)	07/01/46	31,166	8,014,230

				61,568,887

Rhode Island 0.6%

Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,371,509

South Carolina 0.9%

Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	818,288
South Carolina Jobs-Econ. Dev. Auth. Rev., Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,141,697

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina (cont’d.)

South Carolina Ports Auth. Rev.,
AMT	4.000%	07/01/45	1,500	$1,383,921
AMT	4.000	07/01/55	2,000	1,730,606

				6,074,512

Tennessee 2.6%

Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,938,058
Tennergy Corp. Rev., Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	899,932
Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,323,600

				18,161,590

Texas 5.8%

Arlington Higher Ed. Fin. Corp. Rev., Series A, Rfdg.	4.000	08/15/46	2,220	1,663,090
Central Texas Regl. Mobility Auth. Rev.,
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,041,753
Sub., Rfdg.	4.000	01/01/41	1,100	1,022,663
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,000,230
Idea Pub. Sch.	6.000	08/15/43	1,100	1,110,763
Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,010,391
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	1,979,487
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,499,924
Kerryville Hlth. Facs. Dev. Corp. Rev.,
Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,070,377
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	983,288
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,783,668
Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	1,937,368
New Hope Cultural Ed. Facs. Fin. Corp. Rev., Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,161,788

See Notes to Financial Statements.

PGIM Muni High Income Fund    25

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

New Hope Cultural Ed. Facs. Fin. Corp. Rev., (cont’d.)
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000%	11/15/46	1,150	$1,204,623
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,260,530
North Texas Twy. Auth. Rev., 2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,292,899
2nd Tier, Series A, Rfdg.	4.000	01/01/38	2,000	1,977,670
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	890,329
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,032,807
Trinity Terrace Proj., Series A-1, Rfdg.	5.000	10/01/44	1,000	963,630
Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250	12/15/26	4,100	4,289,612
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	525,312
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	506,348
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,517,818
White Settlement Independent Sch. Dist., GO	5.000	08/15/55	2,500	2,687,987

				40,414,355

Utah 0.5%

Salt Lake City Arpt. Rev., Series A, AMT	5.000	07/01/47	1,100	1,116,472
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,135	2,255,823

				3,372,295

Vermont 0.4%

Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Series A, Rfdg.	5.000	05/01/23	1,690	1,688,791
Vermont Econ. Dev. Auth. Rev., Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,453,190

				3,141,981

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 0.8%

City of Chesapeake Expressway Toll Road Rev.,
Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	0.000%(cc)	07/15/40	1,000	$1,007,381
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev.,
Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	719,091
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,477,401
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT	4.000	01/01/40	1,250	1,117,932
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	991,308

				5,313,113

Washington 1.8%

Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	1,000,653
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	3,100	3,192,849
Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	1,300	1,393,953
Washington Econ. Dev. Fin. Auth. Rev.,
Mura Cascade ELP LLC Proj. Rfdg., AMT (Mandatory put date 12/08/23), 144A	3.900(cc)	12/01/42	2,000	2,000,236
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,109,593
Washington St. Hsg. Fin. Commn. Rev.,
Rockwood Retmnt. Cmnty. Proj., Series A, Rfdg. (Pre-refunded date 01/01/24), 144A(ee)	7.375	01/01/44	2,000	2,066,162
Social Certificate, Series A-1	3.500	12/20/35	1,949	1,766,965

				12,530,411

West Virginia 0.2%

West Virginia Hosp. Fin. Auth. Rev.,
Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,370,703

Wisconsin 3.3%

Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Series A, 144A	5.125	06/01/48	1,000	864,535
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,053,613
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	869,060

See Notes to Financial Statements.

PGIM Muni High Income Fund    27

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin (cont’d.)

Pub. Fin. Auth. Rev., (cont’d.)
Corvian Cmnty. Sch., Series A, 144A	5.125%	06/15/47	2,000	$1,787,555
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,338,416
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,000	936,522
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	380,978
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.250	01/01/38	1,750	757,592
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.375	01/01/48	3,000	1,298,730
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,501,180
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	1,000	1,000,213
Sub. Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,509,091
Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	1,832,160
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,096,966
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,236,316
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,402,891
Hope Christian Schs.	4.000	12/01/51	1,000	688,217
Hope Christian Schs.	4.000	12/01/56	3,100	2,068,832
Oakwood Lutheran Sr. Ministries, Rfdg.	4.000	01/01/57	2,000	1,367,411

				22,990,278

TOTAL MUNICIPAL BONDS (cost $730,704,195)				672,346,712

			Shares

EXCHANGE-TRADED FUNDS 1.9%
iShares National Muni Bond ETF			64,524	6,804,056
VanEck High Yield Muni ETF			126,641	6,463,756

TOTAL EXCHANGE-TRADED FUNDS (cost $13,007,929)				13,267,812

TOTAL LONG-TERM INVESTMENTS (cost $743,712,124)				685,614,524

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

SHORT-TERM INVESTMENT

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $225,065)(wa)	225,065	$225,065

TOTAL INVESTMENTS 98.7% (cost $743,937,189)		685,839,589
Other assets in excess of liabilities(z) 1.3%		8,778,029

NET ASSETS 100.0%		$694,617,618

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

ETF—Exchange-Traded Fund

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,837,494 and 0.6% of net assets.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2023.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Muni High Income Fund    29

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
182	20 Year U.S. Treasury Bonds	Jun. 2023	$22,789,813	$121,831

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$1,013,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Exchange-Traded Funds	$13,267,812	$—	$—
Municipal Bonds
Alabama	—	12,257,655	—
Alaska	—	5,739,343	—
Arizona	—	34,005,090	—
California	—	33,959,734	660,000
Colorado	—	27,523,410	—
Connecticut	—	1,967,223	—
Delaware	—	2,050,859	—
District of Columbia	—	18,875,754	—
Florida	—	64,295,985	751,222
Georgia	—	8,279,739	—

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Hawaii	$—	$2,517,807	$—
Illinois	—	100,309,586	—
Indiana	—	1,730,101	—
Iowa	—	1,818,691	—
Kansas	—	705,046	—
Kentucky	—	8,013,699	—
Louisiana	—	2,872,031	—
Maryland	—	3,330,296	—
Massachusetts	—	2,635,732	—
Michigan	—	3,984,778	369,950
Minnesota	—	3,111,502	—
Mississippi	—	4,191,517	—
Missouri	—	17,147,526	—
Nevada	—	1,875,507	—
New Hampshire	—	2,254,089	—
New Jersey	—	35,189,474	—
New York	—	37,508,184	—
North Carolina	—	2,073,365	—
Ohio	—	22,259,316	—
Oklahoma	—	10,731,307	—
Oregon	—	3,927,008	—
Pennsylvania	—	14,114,552	—
Puerto Rico	—	61,568,887	—
Rhode Island	—	4,371,509	—
South Carolina	—	6,074,512	—
Tennessee	—	18,161,590	—
Texas	—	40,414,355	—
Utah	—	3,372,295	—
Vermont	—	3,141,981	—
Virginia	—	5,313,113	—
Washington	—	12,530,411	—
West Virginia	—	1,370,703	—
Wisconsin	—	20,933,956	2,056,322
Short-Term Investment
Affiliated Mutual Fund	225,065	—	—

Total	$13,492,877	$668,509,218	$3,837,494

Other Financial Instruments*
Assets
Futures Contracts	$121,831	$—	$—

See Notes to Financial Statements.

PGIM Muni High Income Fund    31

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2023 were as follows:

Healthcare	16.8%
General Obligation	13.1
Transportation	12.4
Education	11.8
Special Tax/Assessment District	11.1
Pre-pay Gas	10.3
Corporate Backed IDB & PCR	8.4
Tobacco Appropriated	5.0
Pre-Refunded	2.1
Exchange-Traded Funds	1.9
Development	1.7

Water & Sewer	1.3%
Lease Backed Certificate of Participation	1.3
Solid Waste/Resource Recovery	0.8
Power	0.7
Affiliated Mutual Fund	0.0 *

98.7
Other assets in excess of liabilities	1.3

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$121,831	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,579,237

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(68,040)

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$27,188,781

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Muni High Income Fund    33

Statement of Assets and Liabilities (unaudited)

as of February 28, 2023

Assets

Investments at value:
Unaffiliated investments (cost $743,712,124)	$685,614,524
Affiliated investments (cost $225,065)	225,065
Dividends and interest receivable	7,607,880
Receivable for investments sold	7,108,584
Deposit with broker for centrally cleared/exchange-traded derivatives	1,013,000
Receivable for Fund shares sold	996,439
Due from broker—variation margin futures	17,063
Prepaid expenses	3,400

Total Assets	702,585,955

Liabilities

Payable for investments purchased	5,382,470
Payable for Fund shares purchased	1,849,397
Management fee payable	245,475
Dividends payable	201,675
Accrued expenses and other liabilities	178,929
Distribution fee payable	95,361
Affiliated transfer agent fee payable	12,957
Trustees’ fees payable	2,073

Total Liabilities	7,968,337

Net Assets	$694,617,618

Net assets were comprised of:
Shares of beneficial interest, at par	$771,733
Paid-in capital in excess of par	796,773,971
Total distributable earnings (loss)	(102,928,086)

Net assets, February 28, 2023	$694,617,618

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($343,382,273 ÷ 38,121,871 shares of beneficial interest issued and outstanding)	$9.01
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.31

Class C

Net asset value, offering price and redemption price per share,
($35,397,573 ÷ 3,929,849 shares of beneficial interest issued and outstanding)	$9.01

Class Z

Net asset value, offering price and redemption price per share,
($272,277,237 ÷ 30,281,260 shares of beneficial interest issued and outstanding)	$8.99

Class R6

Net asset value, offering price and redemption price per share,
($43,560,535 ÷ 4,840,275 shares of beneficial interest issued and outstanding)	$9.00

See Notes to Financial Statements.

PGIM Muni High Income Fund    35

Statement of Operations (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$15,643,700
Unaffiliated dividend income	266,861
Affiliated dividend income	46,034
Income from securities lending, net (including affiliated income of $12,022)	15,673

Total income	15,972,268

Expenses
Management fee	1,752,101
Distribution fee(a)	628,001
Transfer agent’s fees and expenses (including affiliated expense of $33,482)(a)	280,215
Registration fees(a)	55,303
Custodian and accounting fees	37,083
Shareholders’ reports	21,350
Audit fee	19,588
Professional fees	12,316
Trustees’ fees	10,409
Miscellaneous	19,877

Total expenses	2,836,243
Less: Fee waiver and/or expense reimbursement(a)	(165,520)
Custodian fee credit	(2,108)

Net expenses	2,668,615

Net investment income (loss)	13,303,653

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $2,959)	(14,158,368)
Futures transactions	2,579,237

(11,579,131)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,689))	(13,810,451)
Futures	(68,040)

(13,878,491)

Net gain (loss) on investment transactions	(25,457,622)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(12,153,969)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	433,787	194,214	—	—
Transfer agent’s fees and expenses	121,878	14,929	143,187	221
Registration fees	15,077	9,383	18,696	12,147
Fee waiver and/or expense reimbursement	(57,732)	(6,462)	(81,328)	(19,998)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,303,653	$30,418,054
Net realized gain (loss) on investment transactions	(11,579,131)	(12,757,186)
Net change in unrealized appreciation (depreciation) on investments	(13,878,491)	(139,595,437)

Net increase (decrease) in net assets resulting from operations	(12,153,969)	(121,934,569)

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,223,375)	(12,890,002)
Class C	(542,203)	(1,258,985)
Class Z	(5,420,432)	(14,317,673)
Class R6	(898,034)	(1,707,077)

	(13,084,044)	(30,173,737)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	137,729,720	284,305,957
Net asset value of shares issued in reinvestment of dividends and distributions	11,910,983	27,320,414
Cost of shares purchased	(234,595,843)	(418,567,083)

Net increase (decrease) in net assets from Fund share transactions	(84,955,140)	(106,940,712)

Total increase (decrease)	(110,193,153)	(259,049,018)

Net Assets:

Beginning of period	804,810,771	1,063,859,789

End of period	$694,617,618	$804,810,771

See Notes to Financial Statements.

PGIM Muni High Income Fund    37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,	Four months ended August 31,		Year Ended April 30,
	2023		2022	2021		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.29		$10.85	$10.73		$9.58	$10.28	$10.12	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.11		0.34	0.38	0.39	0.39
Net realized and unrealized gain (loss) on investment transactions	(0.28)		(1.56)	0.12		1.16	(0.70)	0.17	0.01
Total from investment operations	(0.12)		(1.25)	0.23		1.50	(0.32)	0.56	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.11)		(0.35)	(0.38)	(0.40)	(0.40)
Net asset value, end of period	$9.01		$9.29	$10.85		$10.73	$9.58	$10.28	$10.12
Total Return(b):	(1.26)%		(11.70)%	2.11%		15.82%	(3.37)%	5.67%	3.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$343,382		$376,463	$447,158		$425,013	$342,085	$339,940	$322,606
Average net assets (000)	$349,906		$421,850	$438,859		$390,814	$367,591	$323,381	$337,410
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)	0.81%	0.80	%(e)	0.80%	0.85%	0.85%	0.86%
Expenses before waivers and/or expense reimbursement	0.85	%(d)	0.84%	0.83	%(e)	0.82%	0.85%	0.85%	0.86%
Net investment income (loss)	3.65	%(d)	3.08%	2.91	%(e)	3.30%	3.60%	3.88%	3.86%
Portfolio turnover rate(f)(g)	23%		58%	7%		25%	53%	54%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,	Four months ended August 31,		Year Ended April 30,
	2023		2022	2021		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.29		$10.85	$10.73		$9.58	$10.28	$10.12	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	0.08		0.27	0.30	0.31	0.32
Net realized and unrealized gain (loss) on investment transactions	(0.29)		(1.56)	0.12		1.15	(0.70)	0.17	- (b)
Total from investment operations	(0.16)		(1.33)	0.20		1.42	(0.40)	0.48	0.32
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.08)		(0.27)	(0.30)	(0.32)	(0.32)
Net asset value, end of period	$9.01		$9.29	$10.85		$10.73	$9.58	$10.28	$10.12
Total Return(c):	(1.65)%		(12.38)%	1.84%		14.94%	(4.09)%	4.88%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,398		$44,197	$64,346		$65,412	$79,180	$95,749	$110,077
Average net assets (000)	$39,165		$55,420	$65,052		$75,826	$94,394	$104,786	$114,788
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.62	%(e)	1.58%	1.58	%(f)	1.57%	1.60%	1.60%	1.62%
Expenses before waivers and/or expense reimbursement	1.65	%(e)	1.61%	1.61	%(f)	1.59%	1.60%	1.60%	1.62%
Net investment income (loss)	2.85	%(e)	2.30%	2.13	%(f)	2.56%	2.85%	3.10%	3.11%
Portfolio turnover rate(g)(h)	23%		58%	7%		25%	53%	54%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund    39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,	Four months ended August 31,		Year Ended April 30,
	2023		2022	2021		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.27		$10.83	$10.71		$9.57	$10.26	$10.10	$10.11
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.11		0.37	0.40	0.41	0.42
Net realized and unrealized gain (loss) on investment transactions	(0.28)		(1.56)	0.12		1.14	(0.69)	0.17	- (b)
Total from investment operations	(0.11)		(1.23)	0.23		1.51	(0.29)	0.58	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.33)	(0.11)		(0.37)	(0.40)	(0.42)	(0.43)
Net asset value, end of period	$8.99		$ 9.27	$10.83		$10.71	$9.57	$10.26	$10.10
Total Return(c):	(1.15)%		(11.52)%	2.19%		15.98%	(3.06)%	5.90%	4.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$272,277		$332,570	$512,347		$482,104	$337,094	$404,188	$375,466
Average net assets (000)	$285,759		$437,004	$495,019		$411,850	$428,468	$385,217	$370,141
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.57	%(f)	0.58%	0.62%	0.63%	0.62%
Expenses before waivers and/or expense reimbursement	0.64	%(e)	0.61%	0.60	%(f)	0.61%	0.62%	0.63%	0.62%
Net investment income (loss)	3.89	%(e)	3.30%	3.14	%(f)	3.52%	3.83%	4.08%	4.11%
Portfolio turnover rate(g)(h)	23%		58%	7%		25%	53%	54%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,	Four months ended August 31,		Year Ended April 30,			June 27, 2017(a) through April 30
	2023		2022	2021		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.28		$10.84	$10.72		$9.57	$10.27	$10.11	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.34	0.12		0.37	0.40	0.42	0.36
Net realized and unrealized gain (loss) on investment transactions	(0.29)		(1.56)	0.12		1.16	(0.70)	0.17	(0.11)
Total from investment operations	(0.11)		(1.22)	0.24		1.53	(0.30)	0.59	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.12)		(0.38)	(0.40)	(0.43)	(0.37)
Net asset value, end of period	$9.00		$9.28	$10.84		$10.72	$9.57	$10.27	$10.11
Total Return(c):	(1.10)%		(11.43)%	2.22%		16.19%	(3.13)%	5.94%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,561		$51,581	$40,009		$24,256	$9,028	$6,998	$398
Average net assets (000)	$46,241		$50,468	$34,742		$15,737	$8,116	$4,932	$53
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.49%	0.48	%(f)	0.49%	0.59%	0.60%	0.59	%(e)
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.56%	0.57	%(f)	0.65%	0.73%	0.89%	25.88	%(e)
Net investment income (loss)	3.98	%(e)	3.41%	3.22	%(f)	3.55%	3.85%	4.19%	4.31	%(e)
Portfolio turnover rate(g)(h)	23%		58%	7%		25%	53%	54%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund    41

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 4 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust. These financial statements relate only to the PGIM Muni High Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

PGIM Muni High Income Fund    43

Notes to Financial Statements  (unaudited) (continued)

reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Muni High Income Fund    45

Notes to Financial Statements  (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.49% of average daily net assets up to $1 billion;	0.49%

0.44% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

Z	0.58

R6	0.49

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

PGIM Muni High Income Fund    47

Notes to Financial Statements  (unaudited) (continued)

Class	Gross Distribution Fee	Net Distribution Fee

C	1.00%	1.00%

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$41,816	$408

C	—	2,962

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$165,077,194	$259,074,340

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ —	$57,442,094	$57,217,029	$ —	$ —	$225,065	225,065	$46,034

PGIM Institutional Money Market Fund(1)(b)(wa)

20,966,976	5,000	20,970,246	(4,689)	2,959	—	—	12,022(2)

$20,966,976	$57,447,094	$78,187,275	$(4,689)	$2,959	$225,065		$58,056

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$746,482,807	$5,786,856	$(66,308,243)	$(60,521,387)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2022 of approximately $41,763,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

PGIM Muni High Income Fund    49

Notes to Financial Statements  (unaudited) (continued)

required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.01 par value per share, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	1,216	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	7	74.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended February 28, 2023:

Shares sold	3,554,465	$32,064,897

Shares issued in reinvestment of dividends and distributions	636,390	5,677,538

Shares purchased	(6,700,500)	(60,099,574)

Net increase (decrease) in shares outstanding before conversion	(2,509,645)	(22,357,139)

Shares issued upon conversion from other share class(es)	376,364	3,394,413

Shares purchased upon conversion into other share class(es)	(287,808)	(2,604,900)

Net increase (decrease) in shares outstanding	(2,421,089)	$(21,567,626)

Year ended August 31, 2022:

Shares sold	7,407,918	$75,528,757

Shares issued in reinvestment of dividends and distributions	1,184,102	11,881,925

Shares purchased	(9,456,776)	(94,320,392)

Net increase (decrease) in shares outstanding before conversion	(864,756)	(6,909,710)

Shares issued upon conversion from other share class(es)	855,608	8,591,462

Shares purchased upon conversion into other share class(es)	(652,329)	(6,593,747)

Net increase (decrease) in shares outstanding	(661,477)	$(4,911,995)

Class C

Six months ended February 28, 2023:

Shares sold	284,908	$2,575,136

Shares issued in reinvestment of dividends and distributions	56,200	501,062

Shares purchased	(814,607)	(7,322,491)

Net increase (decrease) in shares outstanding before conversion	(473,499)	(4,246,293)

Shares purchased upon conversion into other share class(es)	(356,430)	(3,213,709)

Net increase (decrease) in shares outstanding	(829,929)	$(7,460,002)

Year ended August 31, 2022:

Shares sold	574,911	$5,704,206

Shares issued in reinvestment of dividends and distributions	116,223	1,167,543

Shares purchased	(1,210,102)	(11,960,602)

Net increase (decrease) in shares outstanding before conversion	(518,968)	(5,088,853)

Shares purchased upon conversion into other share class(es)	(650,537)	(6,477,874)

Net increase (decrease) in shares outstanding	(1,169,505)	$(11,566,727)

PGIM Muni High Income Fund    51

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z

Six months ended February 28, 2023:

Shares sold	9,925,705	$89,253,902

Shares issued in reinvestment of dividends and distributions	543,111	4,834,490

Shares purchased	(16,306,860)	(145,790,350)

Net increase (decrease) in shares outstanding before conversion	(5,838,044)	(51,701,958)

Shares issued upon conversion from other share class(es)	319,744	2,888,563

Shares purchased upon conversion into other share class(es)	(77,628)	(700,904)

Net increase (decrease) in shares outstanding	(5,595,928)	$(49,514,299)

Year ended August 31, 2022:

Shares sold	17,097,005	$171,445,569

Shares issued in reinvestment of dividends and distributions	1,251,425	12,564,239

Shares purchased	(29,422,975)	(290,211,395)

Net increase (decrease) in shares outstanding before conversion	(11,074,545)	(106,201,587)

Shares issued upon conversion from other share class(es)	649,939	6,524,123

Shares purchased upon conversion into other share class(es)	(989,889)	(10,382,611)

Net increase (decrease) in shares outstanding	(11,414,495)	$(110,060,075)

Class R6

Six months ended February 28, 2023:

Shares sold	1,542,215	$13,835,785

Shares issued in reinvestment of dividends and distributions	100,775	897,893

Shares purchased	(2,388,887)	(21,383,428)

Net increase (decrease) in shares outstanding before conversion	(745,897)	(6,649,750)

Shares issued upon conversion from other share class(es)	31,733	287,139

Shares purchased upon conversion into other share class(es)	(5,461)	(50,602)

Net increase (decrease) in shares outstanding	(719,625)	$(6,413,213)

Year ended August 31, 2022:

Shares sold	3,172,899	$31,627,425

Shares issued in reinvestment of dividends and distributions	171,014	1,706,707

Shares purchased	(2,261,120)	(22,074,694)

Net increase (decrease) in shares outstanding before conversion	1,082,793	11,259,438

Shares issued upon conversion from other share class(es)	787,033	8,338,647

Net increase (decrease) in shares outstanding	1,869,826	$19,598,085

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

PGIM Muni High Income Fund    53

Notes to Financial Statements  (unaudited) (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

PGIM Muni High Income Fund    55

Notes to Financial Statements  (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. Municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

PGIM Muni High Income Fund    57

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRHAX	PHICX	PHIZX	PHIQX

CUSIP	74440M104	74440M302	74440M401	74440M609

MF133E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2023